EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.40

TPR Firm:		Report Date:	5/7/2025
Client Name:	Ellington Management Group	Report:	Rating Agency Grades
Deal Name:	EFMT 2025-NQM2	Loans in report:	1

					INITIAL CREDIT GRADES					INITIAL COMPLIANCE GRADES					INITIAL PROPERTY GRADES					INITIAL OVERALL LOAN GRADES					FINAL CREDIT GRADES					FINAL COMPLIANCE GRADES					FINAL PROPERTY GRADES					FINAL OVERALL LOAN GRADES
Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Original Loan Amount	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P
XXX	1975366		XXX	XXX	C	C	C	C	C	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B